SEGMENT AND RELATED INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	$ 278.3								$ 107.7								$ 278.3		$ 107.7
Property and equipment at cost, net	687.5	[1],[2]							269.4	[1],[2]							687.5	[1],[2]	269.4	[1],[2]
Total assets	8,786.5								6,862.6								8,786.5		6,862.6
Segment additional income statement information [Abstract]
Revenues	2,972.7		2,947.6		2,690.7		2,361.5		2,393.2		2,471.7		2,360.3		2,319.8		10,972.5		9,545.0		9,177.1
Equity in income of unconsolidated joint ventures																	107.6		132.2		70.3
URS operating income																	570.7	[3]	473.9	[3]	446.1	[3]
Operating income (loss)	171.4	[4]	203.6	[4]	149.5	[4]	161.4	[4]	114.1	[5]	(620.2)	[5]	150.6	[5]	132.1	[5]	685.9	[6]	(223.4)	[6]	544.4	[6]
Capital expenditures																	153.2		81.7		58.1
Depreciation and amortization																	233.6		142.7		133.5
Asset impairment charge for an unconsolidated joint venture																					25.0
Segment reporting disclosure (Textuals) [Abstract]
Description of reportable segments																	We operate our business through the following four segments: Infrastructure & Environment Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally. Federal Services Division provides services to various U.S. federal government agencies, primarily the Department of Defense. These services include program management, planning, design and engineering, systems engineering and technical assistance, construction and construction management, operations and maintenance, IT services, and decommissioning and closure. Energy & Construction Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally. Oil & Gas Division provides oilfield services, including rig transportation and fluid hauling services, facility and pipeline construction, module fabrication, and maintenance services, for the oil and gas industry in the U.S. and Canada.
Asset impairment charge for an unconsolidated joint venture																					25.0
Goodwill impairment									(27.7)	[7]	(798.1)	[7]							(825.8)
Litigation settlement gross													9.5
US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	16.00%	[8]	18.00%	[8]	21.00%	[8]
Revenues																	1,755.0	[9]	1,692.3	[8]	1,922.3	[8]
DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	9.00%		13.00%		13.00%
Revenues																	989.7		1,269.0		1,203.5
Federal Market Sector [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers																	40.00%		49.00%		49.00%
Infrastructure and Environment [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	8.1								6.3								8.1		6.3
Property and equipment at cost, net	141.0								140.5								141.0		140.5
Total assets	2,267.5	[10]							2,287.3	[10]							2,267.5	[10]	2,287.3	[10]
Segment additional income statement information [Abstract]
Revenues																	3,792.1	[9]	3,760.9	[11]	3,248.5	[11]
Equity in income of unconsolidated joint ventures																	4.0	[11]	3.9	[11]	2.9	[11]
URS operating income																	218.8	[11],[3]	222.0	[11],[3]	223.8	[11],[3]
Operating income (loss)																	220.9	[11],[6]	222.0	[11],[6]	222.9	[11],[6]
Capital expenditures																	43.2	[11]	51.2	[11]	30.0	[11]
Depreciation and amortization																	56.5	[11]	55.0	[11]	42.2	[11]
Infrastructure and Environment [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	128.4	[8]	141.7	[8]	167.0	[8]
Infrastructure and Environment [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	5.6		5.9		7.2
Federal Services [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	5.7								5.1								5.7		5.1
Property and equipment at cost, net	36.6								46.2								36.6		46.2
Total assets	1,645.8	[10]							1,582.4	[10]							1,645.8	[10]	1,582.4	[10]
Segment additional income statement information [Abstract]
Revenues																	2,721.6	[12]	2,695.4	[12]	2,582.8	[12]
Equity in income of unconsolidated joint ventures																	6.4	[12]	6.2	[12]	5.9	[12]
URS operating income																	249.3	[12],[3]	196.8	[12],[3]	165.6	[12],[3]
Operating income (loss)																	249.3	[12],[6]	(151.5)	[12],[6]	165.6	[12],[6]
Capital expenditures																	5.5	[12]	4.8	[12]	5.6	[12]
Depreciation and amortization																	36.3	[12]	27.1	[12]	21.4	[12]
Segment reporting disclosure (Textuals) [Abstract]
Goodwill impairment																			(348.3)
Federal Services [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	1,495.8	[8]	1,351.1	[8]	1,408.7	[8]
Federal Services [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	27.7		26.8		13.7
Energy and Construction [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	124.5								96.3								124.5		96.3
Property and equipment at cost, net	60.1								61.8								60.1		61.8
Total assets	2,776.5	[10]							2,611.9	[10]							2,776.5	[10]	2,611.9	[10]
Segment additional income statement information [Abstract]
Revenues																	3,138.1		3,251.1		3,420.6
Equity in income of unconsolidated joint ventures																	93.0	[5]	122.1	[5]	61.5	[5]
URS operating income																	140.0	[3]	134.6	[3]	127.7	[3]
Operating income (loss)																	254.2	[6]	(214.4)	[6]	226.9	[6]
Capital expenditures																	19.0		14.8		15.9
Depreciation and amortization																	47.1		54.3		62.3
Segment reporting disclosure (Textuals) [Abstract]
Goodwill impairment																			(477.5)
Energy and Construction [Member] | US Army [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	130.8	[9]	199.5	[9]	346.6	[9]
Energy and Construction [Member] | DOE [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues																	956.4		1,236.3		1,182.6
Oil and Gas [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	140.0																140.0
Property and equipment at cost, net	422.9																422.9
Total assets	1,904.4	[10]															1,904.4	[10]
Segment additional income statement information [Abstract]
Revenues																	1,475.1	[13]
Equity in income of unconsolidated joint ventures																	4.2	[13]
URS operating income																	62.3	[13],[3]
Operating income (loss)																	61.2	[13],[6]
Capital expenditures																	72.3	[13]
Depreciation and amortization																	87.1	[13]
Corporate [Member]
Segment additional assets information [Abstract]
Property and equipment at cost, net	26.9								20.9								26.9		20.9
Total assets	192.3								381.0								192.3		381.0
Segment additional income statement information [Abstract]
URS operating income																	(99.7)	[14],[3]	(79.5)	[14],[3]	(71.0)	[14],[3]
Operating income (loss)																	(99.7)	[14],[6]	(79.5)	[14],[6]	(71.0)	[14],[6]
Capital expenditures																	13.2	[14]	10.9	[14]	6.6	[14]
Depreciation and amortization																	6.6	[14]	6.3	[14]	7.6	[14]
Inter-segment Eliminations and Other [Member]
Segment additional assets information [Abstract]
Total assets	0																0
Segment additional income statement information [Abstract]
Revenues																	$ (154.4)		$ (162.4)		$ (74.8)

[1]	Property and equipment at cost, net is categorized by the location of incorporation of the legal entities. Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.
[2]	The unamortized computer software costs were $71.1 million and $60.8 million, respectively, as of December 28, 2012 and December 30, 2011. The increase in property and equipment from December 30, 2011 to December 28, 2012 was due primarily to the assets acquired as part of the Flint acquisition on May 14, 2012.
[3]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[4]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[5]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[6]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[7]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[8]	The U.S. Army includes U.S. Army Corps of Engineers.
[9]	Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less
[10]	Total assets by segments are net of investments in subsidiaries.
[11]	The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
[12]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[13]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
[14]	Corporate includes expenses related to corporate functions and acquisition-related expenses.